Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 11, 2015
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2015
Prospectus Date	rr_ProspectusDate	Sep. 01, 2014
Catalyst/SMH High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MUTUAL FUND SERIES TRUST Catalyst/SMH High Income Fund
Supplement [Text Block]	mfst_SupplementTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX Class I: HIIIX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX Class I: TRIIX

SMH Representation Trust

SMHRX

(each, a “Fund” and, collectively, the “Funds”)

September 11, 2015

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014.

______________________________________________________________________________

Effective immediately, Morgan Neff is no longer a portfolio manager of the Funds. All references to Mr. Neff in each Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted.

Dwayne Moyers and Daniel Rudnitsky continue to serve as the portfolio managers of each Fund and are jointly responsible for the day-to-day management of each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund toll-free at 1-866-447-4228 or the SMH Representation Trust toll-free at 1-844-798-3622, or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MUTUAL FUND SERIES TRUST Catalyst/SMH Total Return Income Fund
Supplement [Text Block]	mfst_SupplementTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX Class I: HIIIX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX Class I: TRIIX

SMH Representation Trust

SMHRX

(each, a “Fund” and, collectively, the “Funds”)

September 11, 2015

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014.

______________________________________________________________________________

Effective immediately, Morgan Neff is no longer a portfolio manager of the Funds. All references to Mr. Neff in each Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted.

Dwayne Moyers and Daniel Rudnitsky continue to serve as the portfolio managers of each Fund and are jointly responsible for the day-to-day management of each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund toll-free at 1-866-447-4228 or the SMH Representation Trust toll-free at 1-844-798-3622, or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

SMH Representation Trust
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MUTUAL FUND SERIES TRUST SMH Representation Trust
Supplement [Text Block]	mfst_SupplementTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund

Class A: HIIFX Class C: HIICX Class I: HIIIX

Catalyst/SMH Total Return Income Fund

Class A: TRIFX Class C: TRICX Class I: TRIIX

SMH Representation Trust

SMHRX

(each, a “Fund” and, collectively, the “Funds”)

September 11, 2015

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014.

______________________________________________________________________________

Effective immediately, Morgan Neff is no longer a portfolio manager of the Funds. All references to Mr. Neff in each Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted.

Dwayne Moyers and Daniel Rudnitsky continue to serve as the portfolio managers of each Fund and are jointly responsible for the day-to-day management of each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for each Fund, each dated November 1, 2014, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund toll-free at 1-866-447-4228 or the SMH Representation Trust toll-free at 1-844-798-3622, or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.